JPMorgan Developed International Value Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
MSCI EAFE VALUE INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	42.25%	13.36%	8.69%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	40.25%	14.89%	8.31%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	46.26%	15.56%	8.45%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	48.33%	16.42%	9.18%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	47.31%	15.27%	8.28%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	29.30%	12.95%	7.29%